Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares authorized	[1]	14,141,093	12,141,093
Ordinary shares issued	[1]	13,273,596	4,192,730
Ordinary shares outstanding	[1]	12,815,143	3,724,236
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares authorized	[1]	2,858,909	2,858,909
Ordinary shares issued	[1]	2,858,909	2,858,909
Ordinary shares outstanding	[1]	2,858,909	2,858,909

[1]	After giving effect of the reverse stock splits, see Note 12.